Amount Due to Directors - Schedule of Amount Due to Directors (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Related Party Transactions [Abstract]
Amount due to director	$ 32,455	$ 3,128	$ 1,499